SUPPLEMENT DATED MAY 29, 2003

                                TO THE PROSPECTUS
                                       And
                       STATEMENT OF ADDITIONAL INFORMATION
                                       of
                               THE INTEGRITY FUNDS
                               dated May 23, 2003


I. BEGINNING ON PAGE 13 OF THE PROSPECTUS UNDER THE SECTION ENTITLED "TRANSFER AGENT AND ADMINISTRATOR", AND CONTINUING THROUGHOUT THE REMAINDER OF THE PROSPECTUS PLEASE NOTE THE FOLLOWING:

           As the result of the acquisition of the management rights of the Canandaigua Funds (the "Funds") by Integrity Mutual Funds Inc., ("Integrity"), ND Resources Inc., a wholly-owned subsidiary of Integrity, will assume the transfer agency, fund accounting and administrative duties of the Funds following a conversion and a brief transition period scheduled for completion in the near future. Until June 16th, 2003, the Funds current service provider, Gemini Fund Services, LLC., will continue to perform transfer agency, fund accounting and administrative functions. Prior to June 16th, 2003, shareholder inquiries (purchases, redemptions, etc.) should be addressed to Gemini Fund Services, LLC., at 4020 South 147th Street, Suite 2, Omaha, NE 68137 or by calling toll free at (888) 350-2990 .

II. ON PAGE 13 OF THE PROSPECTUS AND PAGE 14 OF THE STATEMENT OF ADDITIONAL INFORMATION UNDER THE SECTION(S) ENTITLED "DISTRIBUTOR", PLEASE NOTE THE FOLLOWING:

           As the result of the acquisition of the management rights of the Canandaigua Funds (the "Funds") by Integrity Mutual Funds Inc., ("Integrity), Ranson Capital Corporation, a wholly-owned subsidiary of Integrity, will act as the distributor for the Funds following the conversion and a brief transition period scheduled for completion in the near future. Until June 16th, 2003, the Funds current distributor, Orbitex Funds Distributor, Inc, will continue to serve as the Funds distributor.


III. ON PAGE 13 OF THE PROSPECTUS AND PAGE 16 OF THE STATEMENT OF ADDITIONAL INFORMATION UNDER THE SECTION(S) ENTITLED "CUSTODIAN", PLEASE NOTE THE FOLLOWING:

           As the result of the acquisition of the management rights of the Canandaigua Funds (the "Funds") by Integrity Mutual Funds Inc., ("Integrity"), the custodian of the assets of the Funds will be Wells Fargo Bank Minnesota, NA, following the conversion and a brief transition period scheduled for completion on June 16th, 2003. Until the conversion is complete, the Funds current custodian, Northern Trust Company, located at 50 South LaSalle Street, Chicago, Illinois 60675 will continue to maintain the assets of the Funds.